Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Assets, Liabilities and Capital [Abstract]
Total Assets	$ 8,467,444	$ 11,285,476
Total Liabilities	305,141	196,772
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	40.60%	43.40%
Fair value of investments	7,290,317	10,109,603
Partnership's pro rata net income (loss)	(575,477)	(435,473)
Investment objective	Commodity Portfolio	Commodity Portfolio
Redemption permitted	Monthly	Monthly
Income statement information [Abstract]
Investment income / (loss)	25,093	59,059
Net investment loss	(281,565)	(462,208)
Total trading results	(5,175,049)	(4,542,592)
Net income (loss)	(5,456,614)	(5,004,800)
Total Assets, Liabilities and Capital [Abstract]
Total Assets	44,043,845	116,058,406
Total Liabilities	1,456,785	1,168,169
Total Capital	42,587,060	114,890,237
Percentage of fund owned (in hundredths)	17.11%	8.80%
Commodity Program leverage permitted (in hundredths)	150.00%
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	62.90%	29.70%
Fair value of investments	11,299,138	6,920,831
Partnership's pro rata net income (loss)	1,148,720	79,839
Investment objective	Commodity Portfolio	Commodity Portfolio
Redemption permitted	Monthly	Monthly
Income statement information [Abstract]
Investment income / (loss)	9,306	2,095
Net investment loss	(66,302)	(16,586)
Total trading results	3,166,855	539,604
Net income (loss)	3,100,553	523,018
Total Assets, Liabilities and Capital [Abstract]
Total Assets	37,549,964	14,372,049
Total Liabilities	28,580	31,163
Total Capital	37,521,384	14,340,886
Percentage of fund owned (in hundredths)	30.11%	48.23%
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | FL Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)		0.00%
Fair value of investments		0
Partnership's pro rata net income (loss)		(1,519,355)
Investment objective		Commodity Portfolio
Redemption permitted		Monthly
Total Assets, Liabilities and Capital [Abstract]
Number of trading vehicle	1
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund and Cambridge Master Fund [Member]
Total Assets, Liabilities and Capital [Abstract]
Total Assets	81,593,809	130,430,455
Total Liabilities	1,485,365	1,199,332
Total Capital	80,108,444	129,231,123
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	88.70%	85.10%
Fair value of investments	46,985,018	63,045,391
Partnership's pro rata net income (loss)	1,541,390	(1,117,246)
Investment objective	Commodity Portfolio	Commodity Portfolio
Income statement information [Abstract]
Investment income / (loss)	2,258	(48,368)	(53,603)
Net investment loss	(6,908,153)	(8,182,509)	(7,089,593)
Total trading results	10,136,795	(9,518,219)	(100,575,804)
Net income (loss)	3,228,642	(17,700,728)	(107,665,397)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	7.90%	11.00%
Fair value of investments	4,183,031	8,142,971
Partnership's pro rata net income (loss)	239,381	164,303
Investment objective	Commodity Portfolio	Commodity Portfolio
Income statement information [Abstract]
Investment income / (loss)	92,224	30,442	963
Net investment loss	(5,087,972)	(691,180)	(325,546)
Total trading results	14,221,096	(261,679)	438,595
Net income (loss)	9,133,124	(952,859)	113,049
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	6.30%	6.80%
Fair value of investments	3,327,454	5,021,111
Partnership's pro rata net income (loss)	1,098,551	(1,278,585)
Investment objective	Commodity Portfolio	Commodity Portfolio
Income statement information [Abstract]
Investment income / (loss)	12,279	26,436	8,507
Net investment loss	(134,731)	(126,749)	(110,281)
Total trading results	8,544,764	(8,963,355)	2,276,086
Net income (loss)	8,410,033	(9,090,104)	2,165,805
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	24.90%	25.30%
Fair value of investments	33,548,272	43,685,685
Partnership's pro rata net income (loss)	459,654	(3,758,641)
Investment objective	Commodity Portfolio	Commodity Portfolio
Redemption permitted	Monthly	Monthly
Income statement information [Abstract]
Investment income / (loss)	28,776	48,607	9,337
Net investment loss	(89,483)	(110,152)	(102,547)
Total trading results	886,883	(8,076,139)	2,948,325
Net income (loss)	797,400	(8,186,291)	2,845,778
Total Assets, Liabilities and Capital [Abstract]
Total Assets	63,936,601	82,996,036
Total Liabilities	610,828	1,069,352
Total Capital	$ 63,325,773	$ 81,926,684
Percentage of fund owned (in hundredths)	53.00%	53.30%
Number of trading vehicle	1